Condensed Consolidated Statements of Cash Flows(USD ($)) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Activities
Net income	$ 296	$ 112	$ 132
Adjustments to reconcile net income to net cash provided by operating activities:
Stock-based compensation expense	33	26	18
(Gain)/loss on sale of discontinued operations, net of tax		(1)	5
Deferred income taxes	21	(124)	(185)
Currency exchange rate differences on financial transactions and other losses/(gains)	140	212	(55)
Loss on derivative instruments		1	27
Equity in net income from affiliates, net of dividends received	3	7	6
Depreciation and amortization	520	529	558
Changes in operating assets and liabilities, net of effect of businesses acquired and divested:
Trade and other receivables, net	(13)	(71)	(77)
Prepaid expenses and other current assets	(19)	(33)	(18)
Accounts payable and other current liabilities and deferred revenues	(190)	(32)	11
Other non-current liabilities	(10)	(2)	(8)
Interest payable	24	23	129
Income taxes payable	(3)	12	1
Net cash provided by operating activities	802	659	544
Investing Activities
Acquisition of subsidiaries and affiliates, net of cash acquired	(160)	(132)	(55)
Proceeds from sale of subsidiaries and affiliates, net	(4)	5	17
Additions to property, plant and equipment and other assets	(132)	(177)	(178)
Additions to intangible assets	(226)	(190)	(156)
Other investing activities		(1)	7
Net cash used in investing activities	(522)	(495)	(365)
Financing Activities
Proceeds from issuances of debt, net of issuance costs	1,999	6	1,065
Repayment of debt	(2,230)	(2,110)	(1,228)
Increase/(decrease) in other short-term borrowings	3	(6)	(6)
Capital contribution from parent		2,077
Cash dividends from/(paid to) parent	15		(9)
Activity under stock plans	(5)	(2)	(4)
Other financing activities	(98)	(222)	(82)
Net cash used in financing activities	(316)	(257)	(264)
Effect of exchange-rate changes on cash and cash equivalents	5	(7)	(8)
Net decrease in cash and cash equivalents	(31)	(100)	(93)
Cash and cash equivalents at beginning of period	318	418	511
Cash and cash equivalents at end of period	287	318	418
Supplemental Cash Flow Information
Cash paid for income taxes	(124)	(132)	(129)
Cash paid for interest, net of amounts capitalized	$ (366)	$ (433)	$ (531)